UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York			10022-2606
(Address of principal executive offices)			(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-625-7071

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2006

Item 1. Reports to Stockholders.

Annual Report

Needham Funds

Seeking to build wealth for long-term investors.

December 31, 2006

Needham Growth Fund

Needham Aggressive Growth Fund

Needham Small Cap Growth Fund

www.needhamfunds.com

445 Park Avenue
New York, New York 10022-2606

1-800-625-7071
www.needhamfunds.com

Annual Report
December 31, 2006

Contents

Letter from the Adviser	1

Portfolio Characteristics

Needham Growth Fund	3

Needham Aggressive Growth Fund	4

Needham Small Cap Growth Fund	5

Disclosure of Fund Expenses	6

Schedule of Investments

Needham Growth Fund	7

Needham Aggressive Growth Fund	10

Needham Small Cap Growth Fund	13

Schedule of Securities Sold Short

Needham Growth Fund	9

Needham Aggressive Growth Fund	12

Needham Small Cap Growth Fund	15

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights

Needham Growth Fund	19

Needham Aggressive Growth Fund	20

Needham Small Cap Growth Fund	21

Notes to Financial Statements	22

Report of Independent Registered Public Accounting Firm	27

Fund Management	28

Supplemental Data	29

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. The prospectus contains more complete information, including investment objectives, risks, expenses and charges and should be read carefully before investing or sending any money. To obtain a prospectus, please call 1-800-625-7071.

Portfolios of The Needham Funds, Inc., like all mutual funds:

•  Are NOT FDIC insured

•  Have no bank guarantee

•  May lose value

The Needham Funds, Inc. are distributed by Needham & Company, LLC.

Needham Funds  Annual Report 2006

Dear Shareholders,

We at The Needham Funds, Inc. focus on buying growth stocks at reasonable prices. In the twelve-month period ended December 31, 2006, we are pleased that each of the funds performed reasonably well for our investors. In 2006, the Growth Fund was up 18.05%, the Aggressive Growth Fund was up 12.22% and the Small Cap Growth Fund was up 8.52%. By comparison, the S&P 500 Index was up 15.84%, the NASDAQ Composite Index was up 10.42% and the Russell 2000 Index was up 18.50%.

The Needham Growth Fund (the "Growth Fund") seeks to create long-term, tax-efficient capital appreciation for its investors. To this end, the Growth Fund targets companies with products or services that are selling or marketing into growth markets. These companies normally have earnings growth of at least 15-20%, product and market dominance, and the ability to consolidate their market positions. They may also have a competitive advantage by acquiring and retaining more customers or driving costs down and profits up. The Growth Fund also looks for seasoned and motivated managements with records of building shareholder value. Companies with these characteristics sometimes find themselves in a temporary earnings downturn or shortfall or may be in a product transition. This often causes aggressive growth or dynamic growth investors to sell. At this point, the Growth Fund may deem the stock to be reasonably priced and purchase it for long-term capital appreciation. Hence, the discipline called "Growth At a Reasonable Price," or "GARP."

The Growth Fund was up 18.05% for the 1 year period, up 12.81% for the 3 years, up 8.69% for the 5 years, up 16.36% for the 10 years, and up 19.19% since inception, compounded annually. The Growth Fund received a four-star Overall MorningstarTM Rating in the U.S.-domiciled Mid-Cap Growth Funds category as of December 31, 2006, based on Risk-Adjusted Return, when rated against 823 Mid-Cap Growth Funds. We ended the year with approximately 30.2% of total investments in cash and 4.2% as our short position. We had strong contributions in 2006 from investments we had made in previous years, underscoring our patient, GARP investment strategy. This allows us to achieve good returns with modest turnover, minimizing our investors' tax exposure. Of particular note was our top performer, Datalink Corp., which rewarded faith during their recovery.

The Needham Aggressive Growth Fund (the "Aggressive Growth Fund") seeks to create long-term, tax-efficient capital appreciation for its investors. To this end, the Aggressive Growth Fund targets the equities of companies with strong, above-average prospective growth rates. The Aggressive Growth Fund invests, in general, in markets and industries with strong growth rates, focusing on the market leaders in these areas. These market leaders, especially as they break away from their competitors, tend to garner a disproportionate share of the positive financial returns. Also important is the long-term sustainability of the companies' leadership positions. Thus, the Aggressive Growth Fund looks for companies with strong management teams, superior balance sheets, above-average margins that can generate excess cash, and strong R&D and brand spending in industries with high barriers to entry.

The Aggressive Growth Fund was up 12.22% for the 1 year period, up 11.18% for the 3 years, up 7.59% for the 5 years, and up 9.47% since inception, compounded annually. The Aggressive Growth Fund had a strong finish to the year, led by the technology sector in the fourth quarter. The Fund's healthcare holdings contributed positive returns, but those returns were below our other investments and restrained the Fund's overall performance. Excluding healthcare, the Fund saw good diversification amongst the positive contributors with no sector dominating the positive returns.

Needham Funds

The Needham Small Cap Growth Fund (the "Small Cap Growth Fund") seeks long-term, tax-efficient capital appreciation by investing primarily in equity securities of smaller growth companies that the Small Cap Growth Fund believes are trading at a discount to their underlying value yet have the potential for superior long-term growth. Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System that have market capitalizations not exceeding $2 billion or the highest market capitalization in the Russell 2000 Index, if greater. As of December 31, the highest market capitalization in the Russell 2000 Index was $3.0 billion. Central to the Small Cap Growth Fund's investment strategy is a sound valuation discipline that seeks to acquire growth companies at reasonable prices. The Small Cap Growth Fund seeks tax efficiency by holding securities for a period of 12 months or more to obtain long-term capital gain treatment and by offsetting capital gains on the sale of securities with capital losses.

The Small Cap Growth Fund was up 8.52% for the 1 year period, up 6.90% for the 3 years, and up 16.93% since inception, compounded annually. After a number of years of outperformance, small cap stocks underperformed larger cap stocks in 2006 and contributed to the Small Cap Growth Fund returning below the market averages in 2006. Some of our best returns came from our technology holdings; the Fund's healthcare holdings were relative underperformers.

The portfolio turnover rate was 48% for the Growth Fund, 55% for the Aggressive Growth Fund and 115% for the Small Cap Growth Fund for the year ended December 31, 2006. The expense ratios for the three funds were 1.79% for the Growth Fund, 2.24% for the Aggressive Growth Fund and 2.36% for the Small Cap Growth Fund for the year ended December 31, 2006.

The early view on 2007 amongst many investors is one of modest optimism. While they are concerned about the possible peaking of corporate margins after several solid years of improvement, the worldwide economies have remained reasonably healthy and investors are taking heart from the prospect of another good year of revenue growth. We believe the key swing factor for equity returns in 2007 will hinge on the direction of inflation and therefore, interest rates. We continue to believe that inflation risks are greater than generally perceived, and we are being careful in our stock selections.

Sincerely,

James K. Kloppenburg
Portfolio Manager

Annual Report 2006

NEEDHAM GROWTH FUND (Unaudited)  TICKER: NEEGX

Comparative Performance Statistics as of December 31, 2006

	6 Months(6)	1 Year	3 Years(7)		5 Years(7)		10 Years(7)		Since Inception(7)(11)
Needham Growth Fund(1)	9.20%	18.05%	12.81	%(8)	8.69	%(9)	16.36	%(10)	19.19	%(12)
NASDAQ Composite Index(2)	11.60%	10.42%	7.16%		4.99%		6.95%		8.32%
S&P 500 Index(3)	12.74%	15.84%	10.44%		6.19%		8.42%		9.66%
S&P 400 MidCap Index(4)	5.83%	10.35%	13.10%		10.89%		13.46%		13.96%
Russell 2000 Index(5)	9.39%	18.50%	13.64%		11.45%		9.52%		10.13%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The returns shown in the above table and accompanying footnotes are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

  1.  Investment results calculated after reinvestment of dividends.

  2.  The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ Global Market and Small Cap stocks.

  3.  The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.

  4.  The S&P 400 MidCap Index is a broad unmanaged measure of the U.S. stock market.

  5.  The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.

  6.  Not annualized.

  7.  Compound annual growth rate (annualized return). Assumes all dividends were reinvested in shares of the Fund.

  8.  Cumulative return for the three year period was 43.55%, assuming all dividends were reinvested in shares of the Fund.

  9.  Cumulative return for the five year period was 51.66%, assuming all dividends were reinvested in shares of the Fund.

  10.  Cumulative return for the ten year period was 355.10%, assuming all dividends were reinvested in shares of the Fund.

  11.  The inception date of the Fund was 1/1/96.

  12.  Cumulative return since inception was 589.75%, assuming all dividends were reinvested in shares of the Fund.

Top Ten Holdings*

(as a % of total investments, as of December 31, 2006)

Security		% of Total Investments†
1) Motorola, Inc.	MOT	2.92%
2) Talisman Energy, Inc.	TLM	2.30%
3) Johnson & Johnson	JNJ	2.21%
4) Express Scripts, Inc.	ESRX	2.10%
5) Seagate Technology	STX	2.00%
6) GlobalSantaFe Corp.	GSF	1.97%
7) Brooks Automation, Inc.	BRKS	1.97%
8) Chesapeake Energy Corp.	CHK	1.85%
9) Comcast Corp.	CMCSA	1.84%
10) Tyco International Ltd.	TYC	1.78%

Top Ten Holdings = 20.94% of Total Investments†

  *   Current portfolio holdings may not be indicative of future portfolio holdings.

  †  Percentage of total investments includes all stocks plus cash minus all short positions.

Sector Weightings*

(as a % of total investments, as of December 31, 2006)

Sector	Long(1)	(Short)(1)	Total(1)(2)
Healthcare/Medical Devices/ Pharmaceuticals	13.55%	(0.56)%	12.99%
Cable/Media/Software	7.57%	(0.66)%	6.91%
Energy & Industrial	12.21%	—	12.21%
Business Services/Consumer/ Financial	9.38%	(2.76)%	6.62%
Technology	23.09%	(0.24)%	22.85%
Telecommunications	6.38%	—	6.38%
Miscellaneous	1.81%	—	1.81%
Cash	30.23%	—	30.23%

*  Current portfolio holdings may not be indicative of future portfolio holdings.

(1)  Percentage of total investments includes all stocks plus cash minus all short positions.

(2)  Total represents the difference between the long exposure and the short exposure, which produces the net exposure.

Comparison of Change in Value of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The graph above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

Needham Funds

NEEDHAM AGGRESSIVE GROWTH FUND (Unaudited)  TICKER: NEAGX

Comparative Performance Statistics as of December 31, 2006

	6 Months(5)	1 Year	3 Years(6)		5 Years(6)		Since Inception(6)(9)
Needham Aggressive Growth Fund(1)	9.19%	12.22%	11.18	%(7)	7.59	%(8)	9.47	%(10)
S&P 500 Index(2)	12.74%	15.84%	10.44%		6.19%		7.02%
NASDAQ Composite Index(3)	11.60%	10.42%	7.16%		4.99%		7.60%
Russell 2000 Index(4)	9.39%	18.50%	13.64%		11.45%		12.80%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The returns shown in the above table and accompanying footnotes are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

  1.   Investment results calculated after reinvestment of dividends.

  2.   The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.

  3.   The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ Global Market and Small Cap stocks.

  4.   The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.

  5.   Not annualized.

  6.   Compound annual growth rate (annualized return). Assumes all dividends were reinvested in shares of the Fund.

  7.   Cumulative return for the three year period was 37.43%, assuming all dividends were reinvested in shares of the Fund.

  8.   Cumulative return for the five year period was 44.18%, assuming all dividends were reinvested in shares of the Fund.

  9.   The inception date of the Fund was 9/4/01.

  10.   Cumulative return since inception was 61.91%, assuming all dividends were reinvested in shares of the Fund.

Top Ten Holdings*

(as a % of total investments, as of December 31, 2006)

Security		% of Total Investments†
1) Precision Castparts Corp.	PCP	6.65%
2) Alliance Data Systems Corp.	ADS	5.31%
3) Comcast Corp.	CMCSK	4.75%
4) Express Scripts, Inc.	ESRX	4.06%
5) Dolby Laboratories, Inc.	DLB	3.67%
6) Coach, Inc.	COH	3.65%
7) Euronet Worldwide, Inc.	EEFT	3.36%
8) Community Health Systems, Inc.	CYH	3.10%
9) Hyperion Solutions Corp.	HYSL	3.05%
10) WebEx Communications, Inc.	WEBX	2.97%

Top Ten Holdings = 40.57% of Total Investments†

  *   Current portfolio holdings may not be indicative of future portfolio holdings.

  †   Percentage of total investments includes all stocks plus cash minus all short positions.

Sector Weightings*

(as a % of total investments, as of December 31, 2006)

Sector	Long(1)	(Short)(1)	Total(1)(2)
Healthcare/Medical Devices/ Pharmaceuticals	19.94%	(0.54)%	19.40%
Energy & Industrial	7.81%	—	7.81%
Business Services & Financial	20.25%	(0.71)%	19.54%
Consumer	12.32%	(0.38)%	11.94%
Technology & Telecommunications	23.60%	(0.27)%	23.33%
Cash	17.98%	—	17.98%

*  Current portfolio holdings may not be indicative of future portfolio holdings.

(1)  Percentage of total investments includes all stocks plus cash minus all short positions.

(2)  Total represents the difference between the long exposure and the short exposure, which produces the net exposure.

Comparison of Change in Value of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The graph above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

Annual Report 2006

NEEDHAM SMALL CAP GROWTH FUND (Unaudited)  TICKER: NESGX

Comparative Performance Statistics as of December 31, 2006

	6 Months(5)	1 Year	3 Years(6)		Since Inception(6)(8)
Needham Small Cap Growth Fund(1)	5.02%	8.52%	6.90	%(7)	16.93	%(9)
S&P 500 Index(2)	12.74%	15.84%	10.44%		7.95%
NASDAQ Composite Index(3)	11.60%	10.42%	7.16%		9.14%
Russell 2000 Index(4)	9.39%	18.50%	13.64%		12.12%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The returns shown in the above table and accompanying footnotes are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

1. Investment results calculated after reinvestment of dividends.

2. The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.

3. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ Global Market and Small Cap stocks.

4. The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.

5. Not annualized.

6. Compound annual growth rate (annualized return). Assumes all dividends were reinvested in shares of the Fund.

7. Cumulative return for the three year period was 22.16%, assuming all dividends were reinvested in shares of the Fund.

8. The inception date of the Fund was 5/22/02.

9. Cumulative return since inception was 105.71%, assuming all dividends were reinvested in shares of the Fund.

Top Ten Holdings*

(as a % of total investments, as of December 31, 2006)

Security		% of Total Investments†
1) Advisory Board Company	ABCO	5.43%
2) Bright Horizons Family Solutions, Inc.	BFAM	5.23%
3) Genesee & Wyoming, Inc.	GWR	4.43%
4) Phase Forward, Inc.	PFWD	3.54%
5) Actuant Corp.	ATU	3.22%
6) Philadelphia Consolidated Holding Corp.	PHLY	3.16%
7) FTI Consulting, Inc.	FCN	2.83%
8) Badger Meter, Inc.	BMI	2.81%
9) Walter Industries, Inc.	WLT	2.74%
10) Mobile Mini, Inc.	MINI	2.73%

Top Ten Holdings = 36.12% of Total Investments†

  *  Current portfolio holdings may not be indicative of future portfolio holdings.

  †  Percentage of total investments includes all stocks plus cash minus all short positions.

Sector Weightings*

(as a % of total investments, as of December 31, 2006)

Sector	Long(1)	(Short)(1)	Total(1)(2)
Healthcare/Medical Devices/ Pharmaceuticals	18.49%	—	18.49%
Cable/Media/Software	4.95%	(0.59)%	4.36%
Energy & Industrial	13.35%	—	13.35%
Business Services/Consumer/ Financial	34.48%	(0.99)%	33.49%
Technology	27.15%	—	27.15%
Telecommunications	2.74%	—	2.74%
Cash	0.42%	—	0.42%

*  Current portfolio holdings may not be indicative of future portfolio holdings.

(1)  Percentage of total investments includes all stocks plus cash minus all short positions.

(2)  Total represents the difference between the long exposure and the short exposure, which produces the net exposure.

Comparison of Change in Value of a $10,000 Investment

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.needhamfunds.com. The graph above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

Needham Funds

Disclosure of Fund Expenses (Unaudited)

The following expense table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The expense example table below illustrates your fund's costs in two ways:

•  Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

•  Hypothetical Expenses on a 5% Return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case — because the return used is not the fund's actual return — the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs (if any). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

For the Period July 1, 2006 to December 31, 2006

Expense Example Table

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06- 12/31/06	Expense Ratio During Period 7/1/06- 12/31/06
Needham Growth Fund
Actual Expenses	$1,000.00	$1,092.00	$8.86	1.68%
Hypothetical Expenses on a 5% Return	$1,000.00	$1,016.74	$8.54	1.68%
Needham Aggressive Growth Fund
Actual Expenses	$1,000.00	$1,091.90	$11.07	2.10%
Hypothetical Expenses on a 5% Return	$1,000.00	$1,014.62	$10.66	2.10%
Needham Small Cap Growth Fund
Actual Expenses	$1,000.00	$1,050.20	$11.68	2.26%
Hypothetical Expenses on a 5% Return	$1,000.00	$1,013.81	$11.47	2.26%

*   Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Annual Report 2006

Needham Growth Fund

Schedule of Investments

December 31, 2006

	Shares	Value
Common Stocks (69.8%)
Business Services (3.4%)
Affiliated Computer Services, Inc. - Class A*	45,000	$2,197,800
First Data Corp.	100,000	2,552,000
Iron Mountain, Inc.*	100,000	4,134,000
SAIC, Inc.* (L)	96,690	1,720,115
		10,603,915
Cable Television & Equipment (1.8%)
Comcast Corp. - Class A*†	130,000	5,502,900
Computers - Integrated Systems (1.7%)
Kronos, Inc.*†	75,000	2,755,500
RadiSys Corp.*	150,000	2,500,500
		5,256,000
Computers - Storage (2.8%)
Datalink Corp.*	135,000	1,015,200
SanDisk Corp.*	40,000	1,721,200
Seagate Technology	225,000	5,962,500
		8,698,900
Construction (0.9%)
Walter Industries, Inc.	100,000	2,705,000
Consumer Services (1.7%)
Avis Budget Group, Inc.	137,500	2,982,375
Western Union Company (L)	100,000	2,242,000
		5,224,375
Contract Manufacturing & Materials (0.9%)
Merix Corp.* (L)	127,500	1,184,475
Pemstar, Inc.* (L)	400,000	1,540,000
		2,724,475
Electronic Components & Equipment (9.5%)
Actel Corp.*	150,000	2,724,000
Agere Systems, Inc.*†	150,000	2,875,500
Atmel Corp.*	750,000	4,537,500
AXT, Inc.* (L)	325,000	1,534,000
Electro Scientific Industries, Inc.*	175,000	3,524,500
Newport Corp.*	250,000	5,237,499
Orbotech Ltd.*	148,600	3,780,384
Vishay Intertechnology, Inc.*†	150,000	2,031,000
X-Rite, Inc. (L)	250,000	3,075,000
		29,319,383
Enabling Technology (1.3%)
Dolby Laboratories, Inc. - Class A*	125,000	3,877,500
Healthcare Services (4.4%)
Express Scripts, Inc.*	87,500	6,265,000
HealthSouth Corp.*	150,000	3,397,500
Phase Forward, Inc.* (L)	265,250	3,973,445
		13,635,945

	Shares	Value
Insurance (2.0%)
American International Group, Inc.	60,000	$4,299,600
OneBeacon Insurance Group Ltd. - Class A*	68,235	1,910,580
		6,210,180
Manufacturing & Industrial Equipment (3.6%)
Mueller Water Products, Inc. - Class B* (L)	165,244	2,462,136
Southwall Technologies, Inc.*	728,000	334,880
Sypris Solutions, Inc.	418,700	2,909,965
Tyco International Ltd.	175,000	5,320,000
		11,026,981
Medical Devices & Supplies (4.6%)
Analogic Corp. (L)	60,000	3,368,400
CONMED Corp.* (L)	150,000	3,468,000
Thermo Fisher Scientific, Inc.*†	115,000	5,208,350
VIASYS Healthcare, Inc.*	78,400	2,181,088
		14,225,838
Networking Products (0.7%)
3Com Corp.* (L)	475,000	1,952,250
SafeNet, Inc.*	14,100	337,554
		2,289,804
Oil & Gas - Equipment & Services (0.6%)
Schlumberger Ltd.	27,500	1,736,900
Oil & Gas - Exploration & Production (5.9%)
Chesapeake Energy Corp.	190,000	5,519,500
GlobalSantaFe Corp.	100,000	5,878,000
Talisman Energy, Inc.	405,000	6,880,950
		18,278,450
Pharmaceuticals & Biotechnology (4.1%)
Johnson & Johnson	100,000	6,602,000
Merck & Co., Inc.	50,000	2,180,000
Schering-Plough Corp. (L)	162,000	3,829,680
		12,611,680
Semiconductors (7.1%)
Advanced Analogic Technologies, Inc.*	130,000	700,700
Brooks Automation, Inc.*	408,028	5,875,603
EMCORE Corp.* (L)	225,000	1,244,250
Entegris, Inc.* (L)	225,000	2,434,500
FSI International, Inc.*	453,950	2,392,317
MKS Instruments, Inc.*	134,100	3,027,978
National Semiconductor Corp.	180,000	4,086,000
Semitool, Inc.*	144,435	1,922,430
Sipex Corp.* (L)	30,000	144,300
		21,828,078

See accompanying notes to financial statements.

Needham Funds

Needham Growth Fund

Schedule of Investments (Continued)

December 31, 2006

	Shares	Value
Software (5.5%)
Aspen Technology, Inc.* (L)	250,000	$2,755,000
Hyperion Solutions Corp.*	112,500	4,043,250
Microsoft Corp.	100,000	2,986,000
Neoware, Inc.* (L)	153,100	2,022,451
Parametric Technology Corp.*	175,000	3,153,500
Phoenix Technologies Ltd.* (L)	290,000	1,305,000
Progress Software Corp.* (L)	30,050	839,297
		17,104,498
Specialty Retailing & Manufacturing (1.9%)
CarMax, Inc.*†	75,000	4,022,250
Pacific Sunwear of California, Inc.*	100,000	1,958,000
		5,980,250
Wireless Communications & Equipment (5.4%)
EMS Technologies, Inc.*	176,900	3,543,307
Motorola, Inc.	425,000	8,738,000
ViaSat, Inc.*†	150,000	4,471,500
		16,752,807
Total Common Stocks (Cost $151,822,501)		215,593,859
Investment Trusts (1.8%)
Pharmaceuticals & Biotechnology (1.8%)
H&Q Healthcare Investors	179,826	2,961,734
H&Q Life Sciences Investors (L)	190,147	2,563,181
Total Investment Trusts (Cost $5,955,597)		5,524,915

	Principal Amount	Value
Repurchase Agreements (34.3%)
Bear Stearns Companies, Inc., 4.85%, 1/2/07 (Purchased on 12/29/06, proceeds at maturity $90,364,547, collateralized by U.S. Treasury Obligations, 11/15/16-2/15/24, value $92,936,531)	$90,315,876	$90,315,876
Bear Stearns Companies, Inc., 5.31%, 1/2/07 (Purchased on 12/29/06, proceeds at maturity $13,231,850, collateralized by U.S. Treasury Obligation, 11/15/16, value $13,610,170) (Held as Collateral for Securities Lending)	13,224,043	13,224,043
Bear Stearns Companies, Inc., 2.66%, 1/2/07 (Purchased on 12/29/06, proceeds at maturity $2,345,290, collateralized by U.S. Treasury Obligation, 2/15/23, value $2,413,234) (Held as Collateral for Securities Lending)	2,344,598	2,344,598
Total Repurchase Agreements (Cost $105,884,517)		105,884,517
Total Investments (105.9%) (Cost $263,662,615)		327,003,291
Total Securities Sold Short (-4.1%)		(12,604,315)
Net Other Assets (Liabilities) (-1.8%)		(5,705,726)
Net Assets (100.0%)		$308,693,250

  *  Represents non-income producing securities.

  †  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $26,867,000.

  (L)  All or a portion of security is on loan as of December 31, 2006. The total value of securities on loan as of December 31, 2006 was $15,018,813.

See accompanying notes to financial statements.

Annual Report 2006

Needham Growth Fund

Schedule of Securities Sold Short

December 31, 2006

	Shares	Value
Securities Sold Short (-4.1%)
Business Services (-1.3%)
American Reprographics Co.*	50,000	$1,665,500
Kenexa Corp.*	40,000	1,330,400
VistaPrint Ltd.*	25,000	827,750
		3,823,650
Financial Services (-1.0%)
Lehman Brothers Holdings, Inc.	40,000	3,124,800
Medical Devices & Supplies (-0.6%)
Digene Corp.*	35,000	1,677,200
Semiconductors (-0.2%)
FormFactor, Inc.*	19,000	707,750
Software (-0.6%)
ANSYS, Inc.*	14,900	648,001
salesforce.com, inc.*	20,000	729,000
Vocus, Inc.*	35,000	588,000
		1,965,001
Specialty Retailing & Manufacturing (-0.4%)
Fossil, Inc.*	57,835	1,305,914
Total Securities Sold Short (Proceeds $12,650,869)		12,604,315
Total Securities Sold Short (-4.1%)		(12,604,315)
Total Investments (105.9%)		327,003,291
Net Other Assets (Liabilities) (-1.8%)		(5,705,726)
Net Assets (100.0%)		$308,693,250

  *  Represents non-income producing securities.

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth Fund

Schedule of Investments

December 31, 2006

	Shares	Value
Common Stocks (81.4%)
Airlines (2.4%)
JetBlue Airways Corp.*	30,000	$426,000
Business Services (19.8%)
Affiliated Computer Services, Inc. - Class A*	8,000	390,720
Alliance Data Systems Corp.*	15,000	937,050
ChoicePoint, Inc.*	10,000	393,800
Euronet Worldwide, Inc.* (L)	20,000	593,800
First Data Corp.	7,500	191,400
Iron Mountain, Inc.*	12,500	516,750
Portfolio Recovery Associates, Inc.*	10,000	466,900
SAIC, Inc.*	4,690	83,435
		3,573,855
Cable Television & Equipment (4.6%)
Comcast Corp. - Special Class A*	20,000	837,600
Computers (1.4%)
Apple, Inc.*	3,000	254,520
Computers - Storage (0.5%)
SanDisk Corp.*	2,000	86,060
Consumer Services (0.9%)
Western Union Company (L)	7,500	168,150
Electronic Components & Equipment (1.7%)
Orbotech Ltd.*	12,000	305,280
Enabling Technology (3.6%)
Dolby Laboratories, Inc. - Class A*	20,888	647,946
Healthcare Services (8.2%)
Community Health Systems, Inc.* (L)	15,000	547,800
Express Scripts, Inc.*	10,000	716,000
United Surgical Partners International, Inc.* (L)	7,500	212,625
		1,476,425
Manufacturing & Industrial Equipment (6.5%)
Precision Castparts Corp.	15,000	1,174,200
Medical Devices & Supplies (6.7%)
Cytyc Corp.*	15,000	424,500
Hansen Medical, Inc.*	5,000	57,700
Kyphon, Inc.*	12,500	505,000
NuVasive, Inc.* (L)	10,000	231,000
		1,218,200
Oil & Gas - Equipment & Services (1.1%)
Input/Output, Inc.* (L)	15,000	204,450

	Shares	Value
Pharmaceuticals & Biotechnology (3.9%)
Gilead Sciences, Inc.*	5,000	$324,650
Vertex Pharmaceuticals, Inc.* (L)	10,000	374,200
		698,850
Semiconductors (2.6%)
Semitool, Inc.*	35,000	465,850
Software (11.7%)
Autodesk, Inc.*†	10,000	404,600
Emageon, Inc.* (L)	20,000	307,200
Hyperion Solutions Corp.*	15,000	539,100
Parametric Technology Corp.*†	11,000	198,220
Taleo Corp. - Class A* (L)	10,000	136,700
WebEx Communications, Inc.*	15,000	523,350
		2,109,170
Specialty Retailing & Manufacturing (4.1%)
Coach, Inc.*	15,000	644,400
Pacific Sunwear of California, Inc.*	5,000	97,900
		742,300
Wireless Communications & Equipment (1.7%)
ViaSat, Inc.*	10,000	298,100
Total Common Stocks (Cost $9,666,136)		14,686,956
American Depositary Receipt (0.7%)
Pharmaceuticals & Biotechnology (0.7%)
Crucell N.V.* (L) (ADR)	5,000	127,400
Total ADR (Cost $116,400)		127,400
	Principal Amount
Repurchase Agreements (27.4%)
Bear Stearns Companies, Inc., 4.85%, 1/2/07 (Purchased on 12/29/06, proceeds at maturity $3,176,214, collateralized by U.S. Treasury Obligation, 11/15/16, value $3,266,692)	$3,174,504	3,174,504
Bear Stearns Companies, Inc., 5.31%, 1/2/07 (Purchased on 12/29/06, proceeds at maturity $1,685,280, collateralized by U.S. Treasury Obligation, 11/15/16, value $1,733,860) (Held as Collateral for Securities Lending)	1,684,285	1,684,285

See accompanying notes to financial statements.

Annual Report 2006

Needham Aggressive Growth Fund

Schedule of Investments (Continued)

December 31, 2006

	Principal Amount	Value
Bear Stearns Companies, Inc., 2.66%, 1/2/07 (Purchased on 12/29/06, proceeds at maturity $85,000, collateralized by U.S. Treasury Obligation, 11/15/16, value $87,949) (Held as Collateral for Securities Lending)	$84,975	$84,975
Total Repurchase Agreements (Cost $4,943,764)		4,943,764
Total Investments (109.5%) (Cost $14,726,300)		19,758,120
Total Securities Sold Short (-1.9%)		(335,418)
Net Other Assets (Liabilities) (-7.6%)		(1,372,070)
Net Assets (100.0%)		$18,050,632

  *  Represents non-income producing securities.

  †  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $602,820.

  (L)  All or a portion of security is on loan as of December 31, 2006. The total value of securities on loan as of December 31, 2006 was $1,702,602.

(ADR)  American Depositary Receipt.

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth Fund

Schedule of Securities Sold Short

December 31, 2006

	Shares	Value
Securities Sold Short (-1.9%)
Business Services (-0.7%)
American Reprographics Co.*	2,500	$83,275
VistaPrint Ltd.*	1,250	41,388
		124,663
Medical Devices & Supplies (-0.5%)
Digene Corp.*	2,000	95,840
Software (-0.3%)
BEA Systems, Inc.*	3,750	47,175
Specialty Retailing & Manufacturing (-0.4%)
Fossil, Inc.*	3,000	67,740
Total Securities Sold Short (Proceeds $343,965)		335,418
Total Securities Sold Short (-1.9%)		(335,418)
Total Investments (109.5%)		19,758,120
Net Other Assets (Liabilities) (-7.6%)		(1,372,070)
Net Assets (100.0%)		$18,050,632

  *  Represents non-income producing securities.

See accompanying notes to financial statements.

Annual Report 2006

Needham Small Cap Growth Fund

Schedule of Investments

December 31, 2006

	Shares	Value
Common Stocks (98.2%)
Aerospace & Satellite (2.0%)
Innovative Solutions and Support, Inc.*	12,250	$208,618
Integral Systems, Inc.	4,000	92,680
		301,298
Business Services (17.6%)
ADESA, Inc.	10,000	277,500
Copart, Inc.*†	12,500	375,000
FactSet Research Systems, Inc.	5,000	282,400
FTI Consulting, Inc.*	15,000	418,350
Jupitermedia Corp.* (L)	50,000	396,000
Mobile Mini, Inc.* (L)	15,000	404,100
Ritchie Brothers Auctioneers, Inc.	5,000	267,700
SAIC, Inc.* (L)	15,000	266,850
		2,687,900
Computers - Integrated Systems (1.7%)
MICROS Systems, Inc.*	5,000	263,500
Construction (2.7%)
Walter Industries, Inc.	15,000	405,741
Consumer Services (1.8%)
Avis Budget Group, Inc.	12,500	271,125
Day Care Services (5.1%)
Bright Horizons Family Solutions, Inc.*	20,000	773,200
Defense (2.5%)
Argon ST, Inc.* (L)	18,000	387,720
Electronic Components & Equipment (6.2%)
Badger Meter, Inc. (L)	15,000	415,500
Electro Scientific Industries, Inc.*	10,000	201,400
X-Rite, Inc. (L)	26,500	325,950
		942,850
Enabling Technology (4.7%)
Dolby Laboratories, Inc. - Class A*	10,000	310,200
NovAtel, Inc.*	10,000	399,000
		709,200
Financial Services (2.6%)
First Republic Bank	10,000	390,800
Healthcare Services (16.0%)
Advisory Board Co.*	15,000	803,100
eResearch Technology, Inc.* (L)	40,000	269,200
HealthSouth Corp.*	9,500	215,175
I-trax, Inc.*	50,000	155,000
inVentiv Health, Inc.*	7,500	265,125
Phase Forward, Inc.*	35,000	524,300
PRA International*	8,500	214,795
		2,446,695

	Shares	Value
Insurance (6.4%)
Philadelphia Consolidated Holding Corp.*	10,500	$467,880
Safety Insurance Group, Inc.	5,500	278,905
White Mountains Insurance Group Ltd.	400	231,772
		978,557
Manufacturing & Industrial Equipment (6.0%)
Actuant Corp. - Class A (L)	10,000	476,500
Mueller Water Products, Inc. - Class B* (L)	24,787	369,321
Sypris Solutions, Inc.	9,815	68,214
		914,035
Medical Devices & Supplies (1.9%)
CONMED Corp.*†	10,000	231,200
Hansen Medical, Inc.*	5,000	57,700
		288,900
Networking Products (0.2%)
SafeNet, Inc.*	1,400	33,516
Semiconductors (9.3%)
Brooks Automation, Inc.*	15,000	216,000
EMCORE Corp.* (L)	60,000	331,800
Entegris, Inc.* (L)	25,000	270,500
MKS Instruments, Inc.*	17,500	395,150
Semitool, Inc.*	15,000	199,650
		1,413,100
Software (4.8%)
Emageon, Inc.* (L)	15,000	230,400
Neoware, Inc.* (L)	20,300	268,163
Parametric Technology Corp.*	13,000	234,260
		732,823
Transportation (4.3%)
Genesee & Wyoming, Inc. - Class A* (L)	25,000	656,000
Wireless Communications & Equipment (2.4%)
ViaSat, Inc.*	12,500	372,625
Total Common Stocks (Cost $11,363,768)		14,969,585
	Principal Amount
Repurchase Agreements (15.8%)
Bear Stearns Companies, Inc., 4.85%, 1/2/07 (Purchased on 12/29/06, proceeds at maturity $61,662, collateralized by U.S. Treasury Obligation,11/15/16, value $65,962)	$61,629	61,629

See accompanying notes to financial statements.

Needham Funds

Needham Small Cap Growth Fund

Schedule of Investments (Continued)

December 31, 2006

	Principal Amount	Value
Bear Stearns Companies, Inc., 5.31%, 1/2/07 (Purchased on 12/29/06, proceeds at maturity $2,073,633, collateralized by U.S. Treasury Obligation, 11/15/16, value $2,132,773) (Held as Collateral for Securities Lending)	$2,072,410	$2,072,410
Bear Stearns Companies, Inc., 2.66%, 1/2/07 (Purchased on 12/29/06, proceeds at maturity $286,457, collateralized by U.S. Treasury Obligation, 11/15/16, value $295,259) (Held as Collateral for Securities Lending)	286,372	286,372
Total Repurchase Agreements (Cost $2,420,411)		2,420,411
Total Investments (114.0%) (Cost $13,784,179)		17,389,996
Total Securities Sold Short (-1.5%)		(234,413)
Net Other Assets (Liabilities) (-12.5%)		(1,907,880)
Net Assets (100.0%)		$15,247,703

  *  Represents non-income producing securities.

  †  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $531,200.

  (L)  All or a portion of security is on loan as of December 31, 2006. The total value of securities on loan as of December 31, 2006 was $2,272,062.

See accompanying notes to financial statements.

Annual Report 2006

Needham Small Cap Growth Fund

Schedule of Securities Sold Short

December 31, 2006

	Shares	Value
Securities Sold Short (-1.5%)
Business Services (-0.5%)
Kenexa Corp.*	2,500	$83,150
Software (-0.6%)
OPNET Technologies, Inc.*	2,000	28,900
Vocus, Inc.*	3,500	58,800
		87,700
Specialty Retailing & Manufacturing (-0.4%)
Fossil, Inc.*	2,815	63,563
Total Securities Sold Short (Proceeds $235,077)		234,413
Total Securities Sold Short (-1.5%)		(234,413)
Total Investments (114.0%)		17,389,996
Net Other Assets (Liabilities) (-12.5%)		(1,907,880)
Net Assets (100.0%)		$15,247,703

  *  Represents non-income producing securities.

See accompanying notes to financial statements.

Needham Funds

Statements of Assets and Liabilities

December 31, 2006

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
Assets:
Investments, at Value* (Cost $157,778,098, $9,782,536 and $11,363,768, respectively)	$221,118,774	$14,814,356	$14,969,585
Repurchase Agreements, at Cost	105,884,517	4,943,764	2,420,411
Total Investments	327,003,291	19,758,120	17,389,996
Receivables:
Deposit with Broker for Securities Sold Short	14,757,428	312,310	224,507
Dividends and Interest	661,176	16,679	4,484
Fund Shares Sold	297,341	—	—
Investment Securities Sold	704,167	152,792	295,664
Prepaid Expenses and Other Assets	99,780	16,465	11,902
Total Assets	343,523,183	20,256,366	17,926,553
Liabilities:
Securities Sold Short, at Value (Proceeds $12,650,869, $343,965 and $235,077, respectively)	12,604,315	335,418	234,413
Payable upon Return of Securities Loaned	15,568,641	1,769,260	2,358,782
Payables:
Investment Securities Purchased	3,271,399	27,458	—
Fund Shares Redeemed	2,794,558	—	24,315
Due to Adviser	354,596	19,209	16,932
Distribution Fees	70,919	3,842	3,386
Directors' Fees	4,438	422	533
Chief Compliance Officer Fees	22,532	1,317	1,291
Accrued Expenses and Other Liabilities	138,535	48,808	39,198
Total Liabilities	34,829,933	2,205,734	2,678,850
Net Assets	$308,693,250	$18,050,632	$15,247,703
Shares Issued and Outstanding $.001 Par Value (Authorized 800,000,000, 100,000,000 and 100,000,000, respectively)	7,912,413	1,293,383	1,064,857
Net Asset Value, Offering and Redemption Price Per Share	$39.01	$13.96	$14.32
Components of Net Assets
Paid-in Capital	$244,779,817	$12,859,303	$11,429,169
Undistributed Net Investment Income (Loss)	58,037	—	—
Accumulated Net Realized Gains (Losses) from Investment Transactions	468,166	150,962	212,053
Net Unrealized Appreciation (Depreciation) of Investment Securities and Securities Sold Short	63,387,230	5,040,367	3,606,481
Total Net Assets	$308,693,250	$18,050,632	$15,247,703

  *  Includes securities on loan with total values of $15,018,813, $1,702,602 and $2,272,062, respectively.

See accompanying notes to financial statements.

Annual Report 2006

Statements of Operations

For the Year Ended December 31, 2006

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
Investment Income
Dividends	$855,988	$7,521	$26,734
Interest	4,681,250	138,196	80,822
Securities Lending	60,810	12,674	25,037
Total Investment Income	5,598,048	158,391	132,593
Expenses
Investment Advisory Fees	3,319,256	223,400	219,207
Distribution Fees	663,849	44,680	43,841
Administration and Accounting Fees	172,620	18,785	19,921
Chief Compliance Officer Fees	22,532	1,317	1,291
Audit Fees	47,760	34,319	36,001
Custodian Fees	125,143	6,262	9,783
Dividend Expense on Securities Sold Short	22,080	264	90
Insurance Expense	16,336	1,359	3,345
Interest Expense*	12,938	556	550
Legal Fees	85,629	25,533	27,128
Filing Fees	39,514	18,205	21,412
Shareholders' Reports	87,816	4,509	4,029
Transfer Agent Fees	112,468	13,908	21,907
Directors' Fees	21,023	916	1,082
Other Expenses	18,803	6,095	4,331
Total Expenses	4,767,767	400,108	413,918
Net Investment Income (Loss)	830,281	(241,717)	(281,325)
Realized and Unrealized Gain (Loss) on Investment Securities and Securities Sold Short
Net Realized Gain (Loss) on Investment Securities and Foreign Currency	29,918,067	2,102,166	3,720,514
Net Realized Gain (Loss) on Securities Sold Short Transactions	(2,022,354)	(50,618)	233,989
Net Realized Gain Distributions from Underlying Funds	429,898	—	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Securities Sold Short	14,395,942	86,308	(2,282,730)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Securities Sold Short	42,721,553	2,137,856	1,671,773
Change in Net Assets Resulting from Operations	$43,551,834	$1,896,139	$1,390,448

  *  Expense consists of interest expense on temporary borrowings and/or interest expense related to Securities Sold Short.

See accompanying notes to financial statements.

Needham Funds

Statements of Changes in Net Assets

	Needham Growth Fund		Needham Aggressive Growth Fund		Needham Small Cap Growth Fund
	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005
Change in Net Assets
Operations:
Net Investment Income (Loss)	$830,281	$(2,152,059)	$(241,717)	$(336,810)	$(281,325)	$(341,754)
Net Realized Gain (Loss) on Investment Securities, Foreign Currency and Securities Sold Short Transactions	28,325,611	38,533,150	2,051,548	922,531	3,954,503	2,761,377
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Securities Sold Short	14,395,942	(12,574,895)	86,308	1,012,874	(2,282,730)	(2,415,430)
Change in Net Assets Resulting from Operations	43,551,834	23,806,196	1,896,139	1,598,595	1,390,448	4,193
Distributions to Shareholders from:
Net Investment Income	(773,125)	—	—	—	—	—
Short-term Gains	—	—	(122,358)	—	—	—
Long-term Gains	(25,031,542)	—	(1,536,150)	(454,170)	(3,853,526)	(1,851,163)
Total Distributions to Shareholders	(25,804,667)	—	(1,658,508)	(454,170)	(3,853,526)	(1,851,163)
Capital Transactions:
Shares Issued	158,751,587	17,886,167	320,224	557,511	1,055,680	3,983,552
Contribution by Adviser (Note 14)	170,390	—	9,265	—	64,404	—
Shares Issued in Reinvestment of Distributions	24,553,593	—	1,655,985	449,084	3,784,900	1,810,020
Shares Redeemed	(97,153,652)	(124,440,258)	(2,297,155)	(1,026,823)	(5,982,735)	(11,053,391)
Change in Net Assets from Capital Transactions	86,321,918	(106,554,091)	(311,681)	(20,228)	(1,077,751)	(5,259,819)
Change in Net Assets	104,069,085	(82,747,895)	(74,050)	1,124,197	(3,540,829)	(7,106,789)
Net Assets
Beginning of Period	204,624,165	287,372,060	18,124,682	17,000,485	18,788,532	25,895,321
End of Period	$308,693,250	$204,624,165	$18,050,632	$18,124,682	$15,247,703	$18,788,532
Undistributed Net Investment Income (Loss)	$58,037	$—	$—	$(361)	$—	$—
Share Transactions:
Number of Shares Issued	4,026,551	550,026	22,425	43,924	59,385	219,469
Number of Shares Reinvested	636,210	—	121,318	33,893	267,107	107,262
Number of Shares Redeemed	(2,482,957)	(4,037,654)	(170,146)	(81,011)	(360,744)	(624,858)
Change in Shares	2,179,804	(3,487,628)	(26,403)	(3,194)	(34,252)	(298,127)

See accompanying notes to financial statements.

Annual Report 2006

Needham Growth Fund

Financial Highlights

(For a Share Outstanding	Year Ended December 31,
Throughout each Period)	2006		2005	2004		2003	2002
Net Asset Value, Beginning of Period	$35.69		$31.17	$29.35		$19.92	$27.78
Investment Operations
Net Investment Income (Loss)	0.10		(0.38)	(0.84)		(0.38)	(0.25)
Net Realized and Unrealized Gains (Losses) on Investments	6.29		4.90	2.62		9.81	(7.61)
Total from Investment Operations	6.39		4.52	1.78		9.43	(7.86)
Less Distributions
Net Investment Income	(0.09)		—	—		—	—
Net Realized Gains	(3.00)		—	—		—	—
Total Distributions	(3.09)		—	—		—	—
Contribution by Adviser	0.02	(a)	—	0.04	(b)	—	—
Net Asset Value, End of Period	$39.01		$35.69	$31.17		$29.35	$19.92
Total Return	18.05	%(a)	14.50%	6.20	%(b)	47.34%	(28.29)%
Net Assets, End of Period (000's)	$308,693		$204,624	$287,372		$364,320	$264,575
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.79%		1.94%	2.21%		2.16%	1.92%
Ratio of Net Expenses to Average Net Assets (excluding interest and dividend expense)	1.78%		1.91%	1.78%		1.77%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.31%		(1.01)%	(1.51)%		(1.38)%	(1.01)%
Portfolio Turnover Rate	48%		16%	15%		42%	78%

  (a)  In May 2006, the Adviser made a payment to the Growth Fund which increased the total return by 0.06%.

  (b)  In October 2004, the Adviser made a payment to the Growth Fund which increased the total return by 0.14%.

See accompanying notes to financial statements.

Needham Funds

Needham Aggressive Growth Fund

Financial Highlights

(For a Share Outstanding	Year Ended December 31,
Throughout each Period)	2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.73		$12.85	$11.51	$9.09	$11.23
Investment Operations
Net Investment Loss	(0.19)		(0.26)	(0.36)	(0.23)	(0.17)
Net Realized and Unrealized Gains (Losses) on Investments	1.83		1.49	1.70	2.65	(1.76)
Total from Investment Operations	1.64		1.23	1.34	2.42	(1.93)
Less Distributions
Net Realized Gains	(1.42)		(0.35)	—	—	(0.21)
Total Distributions	(1.42)		(0.35)	—	—	(0.21)
Contribution by Adviser	0.01	(a)	—	—	—	—
Net Asset Value, End of Period	$13.96		$13.73	$12.85	$11.51	$9.09
Total Return	12.22	%(a)	9.70%	11.64%	26.62%	(17.15)%
Net Assets, End of Period (000's)	$18,051		$18,125	$17,000	$17,719	$14,273
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	2.24%		2.50%	2.61%	2.52%	2.51%
Ratio of Net Expenses to Average Net Assets (excluding interest and dividend expense)	2.23%		2.50%	2.50%	2.50%	2.50%
Ratio of Net Expenses to Average Net Assets (excluding waivers and reimbursement of expenses)	2.24%		2.78%	3.15%	3.22%	2.78%
Ratio of Net Investment Loss to Average Net Assets	(1.35)%		(2.01)%	(2.25)%	(2.24)%	(1.76)%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursement of expenses)	(1.35)%		(2.29)%	(2.79)%	(2.94)%	(2.03)%
Portfolio Turnover Rate	55%		69%	64%	87%	58%

  (a)  In May 2006, the Adviser made a payment to the Aggressive Growth Fund which increased the total return by 0.08%.

See accompanying notes to financial statements.

Annual Report 2006

Needham Small Cap Growth Fund

Financial Highlights

(For a Share Outstanding	Year Ended December 31,					May 22, 2002 to December 31,
Throughout each Period)	2006		2005	2004	2003	2002*
Net Asset Value, Beginning of Period	$17.09		$18.53	$16.84	$10.38	$10.00
Investment Operations
Net Investment Loss	(0.26)		(0.31)	(0.37)	(0.06)	(0.10)
Net Realized and Unrealized Gains (Losses) on Investments	1.61		0.66	2.11	6.52	0.48
Total from Investment Operations	1.35		0.35	1.74	6.46	0.38
Less Distributions
Net Realized Gains	(4.18)		(1.79)	(0.05)	—	—
Total Distributions	(4.18)		(1.79)	(0.05)	—	—
Contribution by Adviser	0.06	(c)	—	—	—	—
Net Asset Value, End of Period	$14.32		$17.09	$18.53	$16.84	$10.38
Total Return	8.52	%(c)	2.01%	10.34%	62.24%	3.80	%(b)
Net Assets, End of Period (000's)	$15,248		$18,789	$25,895	$27,616	$4,569
Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	2.36%		2.44%	2.52%	2.27%	2.50	%(a)
Ratio of Net Expenses to Average Net Assets (excluding interest and dividend expense)	2.36%		2.44%	2.50%	2.26%	2.50	%(a)
Ratio of Net Expenses to Average Net Assets (excluding waivers and reimbursement of expenses)	2.36%		2.58%	2.63%	3.25%	6.06	%(a)
Ratio of Net Investment Loss to Average Net Assets	(1.61)%		(1.64)%	(1.91)%	(1.68)%	(2.04	)%(a)
Ratio of Net Investment Loss to Average Net Assets (excluding waivers and reimbursement of expenses)	(1.61)%		(1.78)%	(2.02)%	(2.66)%	(5.60	)%(a)
Portfolio Turnover Rate	115%		104%	68%	67%	107	%(a)

  *  The Needham Small Cap Growth Fund commenced operations on May 22, 2002.

  (a)  Annualized.

  (b)  Not Annualized.

  (c)  In May 2006, the Adviser made a payment to the Small Cap Growth Fund which increased the total return by 0.35%.

See accompanying notes to financial statements.

Needham Funds

Notes to Financial Statements

1.  Organization

Needham Growth Fund ("NGF"), Needham Aggressive Growth Fund ("NAGF") and Needham Small Cap Growth Fund ("NSCGF") (each, a "Portfolio" and collectively the "Portfolios"), are portfolios of The Needham Funds, Inc. (the "Fund"), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange's close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors. The Fund's Fair Value Procedures are implemented and monitored by a Fair Value Committee (the "Committee") designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board of Directors.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Portfolio's daily net asset value per share. For financial reporting purposes, however, portfolio security transactions are reported on trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Portfolios' financial statements has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value

Annual Report 2006

Notes to Financial Statements (Continued)

measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.  Investment Advisory and Administrative Services

The Fund has engaged Needham Investment Management L.L.C. (the "Adviser") to manage its investments. The Fund pays the Adviser a fee at the annual rate of 1.25% of the average daily net assets of each Portfolio.

The Adviser has contractually agreed to waive its fee for, and to reimburse expenses of, NAGF and NSCGF in an amount that limits annual operating expenses (excluding interest expense and dividend expense on securities sold short) to not more than 2.50% of the average daily net assets of NAGF and NSCGF for the period ended December 31, 2006.

The Fund and BISYS Fund Services Ohio, Inc. (the "Administrator") are parties to a Master Services Agreement. The Administrator provides administrative and fund accounting services pursuant to this agreement and, in consideration of these services, receives a fee computed daily and paid monthly at an annual rate equal to 0.07% of the first $750 million of the average daily net assets of the Portfolios, and 0.065% of the average daily net assets of the Portfolios in excess of $750 million. The Administrator also provides transfer agent and other services pursuant to this agreement for additional fees.

Certain officers of the Fund are also officers of the Adviser, Administrator, and/or Needham & Company, LLC (the "Distributor"). Such officers receive no fees from the Fund for serving as officers of the Fund. Each of the three Independent Directors receives a quarterly retainer of $3,000 and a per-meeting fee of $500. Each Independent Director is also a member of the Fund's Audit Committee and receives a fee of $500 per meeting attended. The Adviser provides an employee to serve as Chief Compliance Officer for the Fund and to provide certain related services, and receives an annual fee for this service as approved by the Fund's Board of Directors.

4.  Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each Portfolio pays Needham & Company, LLC and any other distributor or financial institution with which the Fund has an agreement with respect to each Portfolio, a fee at an annual rate of 0.25% of each Portfolio's daily average net assets. For the year ended December 31, 2006, NGF, NAGF and NSCGF incurred distribution fees in the amount of $663,849, $44,680 and $43,841, respectively. For the year ended December 31, 2006, NGF, NAGF and NSCGF each paid 12b-1 fees to Needham & Company, LLC in the amount of $128,924, $29,461 and $20,827, respectively.

5.  Temporary Borrowings

The Fund has entered into an agreement with the Custodial Trust Company ("CTC") for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

There were no outstanding borrowings by the Portfolios at December 31, 2006. During the period ended December 31, 2006, borrowings were as follows:

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
NSCGF	6.02%	$63,636	11	$117	$135,000

6.  Securities Lending

The Portfolios may lend their respective portfolio securities, provided that with regard to each Portfolio (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Portfolio may at any time call the loan and regain the securities loaned, (iii) the Portfolio receives any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned will not at any time exceed such percentage of the total assets of the Portfolio as the Board of Directors may establish, but not to exceed 20%. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, the Adviser considers relevant facts including the creditworthiness of the borrower. The risks in lending portfolio securities consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

Needham Funds

Notes to Financial Statements (Continued)

As of December 31, 2006:

	Value of Securities on Loan	Value of Collateral
NGF	$15,018,813	$15,568,641
NAGF	1,702,602	1,769,260
NSCGF	2,272,062	2,358,782

7.  Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio's investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

8.  Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore, bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts which constitute guarantees under FASB Interpretation 45. Such contracts include written options where a Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payouts for these contracts are limited to the number of contracts written and the related strike price. The maximum payout amount could be offset by the subsequent sale of assets obtained via the execution of a payout event.

None of NGF, NAGF or NSCGF had purchased or written options during the year ended December 31, 2006.

9.  Short Sale Transactions

During the year ended December 31, 2006, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At December 31, 2006, the market value of securities separately segregated to cover short positions were approximately $26,867,000, $602,820 and $531,200 for NGF, NAGF and NSCGF, respectively. Additionally, included in Deposit with Brokers for Securities Sold Short is $1,090,561 pledged as collateral with brokers in connection with open short positions for NGF. Securities sold short at December 31, 2006 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

10.  Investment Transactions

The following summarizes the aggregate amount of purchases and sales of investment securities and securities

Annual Report 2006

Notes to Financial Statements (Continued)

sold short, excluding short-term securities, during the year ended December 31, 2006:

	Purchases	Sales
NGF	$85,290,941	$89,715,237
NAGF	8,212,766	10,557,024
NSCGF	18,441,521	22,962,828

During the year ended December 31, 2006, NGF, NAGF and NSCGF each incurred and paid brokerage commissions to Needham & Company, LLC in the amount of $44,435, $282 and $12,237, respectively.

11.  Financial Instruments

The Fund maintains a policy of valuing its securities positions and derivative instruments at market values or estimated fair values and of including any realized or unrealized gains or losses in income.

In the normal course of its business, the Portfolios may trade various financial instruments with off-balance sheet risk. These financial instruments include securities sold short and exchange traded options. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios' ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

12.  Contractual Obligations

Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13.  Federal Income Taxes

No provision for federal income taxes is required since each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of their taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses. Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of December 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, including proceeds from securities sold short, for federal income tax purposes were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NGF	$249,471,556	$68,606,998	$6,497,729	$62,109,269
NAGF	14,382,335	5,062,691	22,324	5,040,367
NSCGF	13,568,324	3,638,824	51,565	3,587,259

As of December 31, 2006, the components of distributable earnings (loss) on a tax basis were as follows:

	NGF	NAGF	NSCGF
Accumulated ordinary income (loss)	$58,037	$150,962	$—
Undistributed long-term capital gains	2,998,164	—	231,275
Accumulated capital and other losses	(1,252,037)	—	—
Unrealized appreciation (depreciation)	62,109,269	5,040,367	3,587,259
Total accumulated earnings	$63,913,433	$5,191,329	$3,818,534

Needham Funds

Notes to Financial Statements (Continued)

The tax character of distributions paid during the fiscal year ended December 31, 2006 were as follows:

	NGF	NAGF	NSCGF
Ordinary income	$773,125	$—	$—
Net short-term capital gains	—	122,358	—
Net long-term capital gains	25,031,542	1,536,150	3,853,526
Total distributions paid	$25,804,667	$1,658,508	$3,853,526

The tax character of distributions paid during the fiscal year ended December 31, 2005 were as follows:

	NGF	NAGF	NSCGF
Ordinary income	$—	$—	$—
Net short-term capital gains	—	—	—
Net long-term capital gains	—	454,170	1,851,163
Total distributions paid	$—	$454,170	$1,851,163

Reclassifications during the year ended December 31, 2006 were as follows:

	NGF	NAGF	NSCGF
Undistributed net investment income	$881	$242,078	$281,325
Accumulated net realized gains (losses)	(881)	(242,078)	(142,134)
Paid-in capital	—	—	(139,191)

NGF utilized capital loss carryforwards in the amount of $2,726,639 during the year ended December 31, 2006.

Capital losses after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. After October 31, 2006, NGF incurred and will elect to defer long-term capital losses in the approximate amount of $1,252,037. Neither NAGF nor NSCGF had any post-October losses.

14. Other Matters

In October 2004, the Adviser made a capital contribution to NGF of $417,668. In May 2006, the Adviser made a capital contribution to NGF of $170,390, to NAGF of $9,265 and to NSCGF of $64,404.

Annual Report 2006

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
The Needham Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of The Needham Funds, Inc. (the "Funds") (comprising the Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund), including the schedules of investments, as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting The Needham Funds, Inc. at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
February 26, 2007

Needham Funds

Fund Management (Unaudited)

Information pertaining to the Directors and officers of the Fund is set forth below. The address of each individual is 445 Park Avenue, New York, NY 10022-2606. The Statement of Additional Information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling 1-800-625-7071.

Name, Age and Position with the Fund	Term of Office and Length of Term Served by Director/Officer	Portfolios in the Fund Complex Overseen by Director/Officer	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director/Officer
Independent Directors

John W. Larson, 71, Director	Indefinite; since 2006	Three	Partner at the law firm of Morgan, Lewis & Bockius LLP since 2003. Partner at the law firm of Brobeck, Phleger & Harrison LLP from 1969 until retiring in January 2003. From July 1971 to September 1973 worked in government service as Assistant Secretary of the United States Department of the Interior and Counselor to George P. Shultz, Chairman of the Cost of Living Council. Director of Sangamo BioSciences, Inc.

James P. Poitras, 64, Director	Indefinite; since 1996	Three	Currently retired. Chairman of Kyma Technologies, Inc. (a specialty materials semiconductor company) since 2001; Director since 2000. Founder, Chairman, President and Chief Executive Officer of Integrated Silicon Systems (a computer software company) from 1985 to 1995.

F. Randall Smith, 68, Director	Indefinite; since 1996	Three	Founder and Chief Executive and Investment Officer of Capital Counsel LLC (a registered investment adviser) since September 1999. Co-Founder and Managing Partner of Train, Smith Counsel (a registered investment adviser) from 1975 to 1999.

Interested Director

George A. Needham, 63, Chairman, President and Director	Indefinite; since 1996	Three	Chairman of the Board and Chief Executive Officer of The Needham Group, Inc. and Needham Holdings, LLC since December 2004. Chairman of the Board and Chief Executive Officer of Needham Asset Management, LLC since April 2006. Chairman of the Board from 1996 to December 2004 and Chief Executive Officer from 1985 to December 2004 of Needham & Company, LLC.

Officers

James K. Kloppenburg, 51, Executive Vice President, Needham Growth Fund Needham Aggressive Growth Fund	One year; since 2001	Two	Executive Vice President of Needham Investment Management L.L.C. since April 2001 and Managing Director of Needham Asset Management, LLC since April 2006. Managing Director of Needham & Company, LLC from April 2001 to March 2006. Managing Director of Hambrecht & Quist from 1995 to 2001.

Vincent E. Gallagher, 63,* Executive Vice President, Needham Growth Fund Needham Small Cap Growth Fund	One year; since 2002	Two	Executive Vice President of Needham Investment Management L.L.C. since February 2002 and Managing Director of Needham Asset Management, LLC since April 2006. Managing Director of Needham & Company, LLC from February 2002 to March 2006. Managing Director of Gerard Klauer Mattison from 2000 to 2002. Managing Director of Needham & Company, Inc. from 1993 to 2000.

Glen W. Albanese, 35, Treasurer and Secretary	One year; since 1998	Three	Chief Financial Officer of The Needham Group, Inc. and Needham Holdings, LLC since December 2004. Chief Financial Officer and Managing Director of Needham Asset Management, LLC since April 2006 and of Needham & Company, LLC since January 2000.

James Abbruzzese, 37, Chief Compliance Officer	One year; since 2004	Three	Chief Compliance Officer of Needham Asset Management, LLC since April 2006 and of Needham & Company, LLC since July 1998.

Mr. Needham is deemed to be an "interested person" as defined in the Investment Company Act of 1940 because of his affiliation with the Fund's investment adviser, Needham Investment Management L.L.C.

*  Mr. Gallagher resigned as Executive Vice President of the Fund effective January 2007.

Annual Report 2006

Supplemental Data (Unaudited)

Disclosure of Portfolio Holdings

The Needham Funds, Inc. (the "Fund") files a Form N-Q with the Securities and Exchange Commission (the "SEC") no more than sixty days after the Fund's first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Fund's portfolio holdings as of the end of those fiscal quarters. The Fund's N-Q filings can be found free of charge on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC's website at http://www.sec.gov.

Board Consideration and Approval of Investment Advisory Agreement

On October 19, 2006, at a meeting called for the purpose of voting on such approval, the Board of Directors, including all of the Directors who are not parties to the Advisory Agreement or interested persons of any such party (the "Independent Directors"), approved the continuance of the Fund's Restated Investment Advisory Agreement dated October 21, 2004 (the "Advisory Agreement") with Needham Investment Management L.L.C. (the "Adviser"). In so doing, the Board studied materials specifically relating to the Advisory Agreement provided by the Adviser and counsel to the Fund. The Board considered a variety of factors, including the following:

The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund pursuant to the Advisory Agreement, including the Adviser's competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial reporting controls; and adherence to the investment objectives, policies and restrictions of each Portfolio. The Board also reviewed information provided by the Adviser as to its methodology, research and analysis, including, but not limited to, its company visits, which it employs in selecting securities for the Fund's Portfolios. The Board considered the qualifications, capabilities and experience of the Fund's portfolio managers, as well as that of other personnel employed by the Adviser who are responsible for providing services to the Fund. The Board concluded that the Adviser fulfilled all of its responsibilities in accordance with its obligations under the Advisory Agreement.

The Board also evaluated the investment performance of each Portfolio relative to the NASDAQ Composite Index, the S&P 500 Index, the S&P 400 MidCap Index and the Russell 2000 Index for the third quarter of 2006, the year-to-date, 1 year, 3 years, 5 years (with respect to the Growth Fund and the Aggressive Growth Fund), 10 years (with respect to the Growth Fund) and since inception as of September 30, 2006.

Additionally, the Board reviewed information on the fee structure of the Advisory Agreement, including the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from their relationship with the Fund, as evidenced by the Adviser's profitability analysis. The profitability analysis consisted of revenues and expenses by category and profit or loss for each Portfolio for the year ended December 31, 2005. The Board also reviewed comparisons of the rates of compensation paid to managers of funds in each Portfolio's peer group and Lipper data relating to average expenses and advisory fees for funds comparable in size, character and investment strategy to each Portfolio. Based on the information provided, the Board determined that, though the Fund's fee structure is slightly higher than the average of its respective peer funds, it is still competitive with its peer group and both fair and reasonable given the services provided by the Adviser.

The Board considered the Fund's net investment advisory fees, 12b-1 fees, marketing expenses, rent expenses, professional fees and other expenses, compensation expenses and total expenses. The Board also considered the amount and nature of fees paid by shareholders. The Board considered the fact that the Adviser has contractually agreed to waive a portion of its fees (for the Aggressive Growth Fund and the Small Cap Growth Fund) and noted that the fee waiver could be discontinued at any time after December 31, 2007.

The Adviser provided information on peer-group comparisons consisting of mid-cap growth, mid-cap value, small-cap growth, small-cap value, long-short and specialty-technology funds. The materials compared each Portfolio's assets under management; management fee; total expenses; performance for the year-to-date, one year, three year, five year and ten year periods ended September 30, 2006; and overall Morningstar rating as of September 30, 2006. It was noted that the Fund's management fee and expense ratios are within the average range compared to its respective peer funds.

The Board considered the issue of economies of scale and noted that, given the small size and lack of growth in assets of each Portfolio, consideration of fee breakpoints was premature.

Based on its evaluation of all material aspects of the Advisory Agreement, including the foregoing factors and such other information believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, the Board, including all of the Independent Directors voting separately, concluded that the continuation of the Advisory Agreement would be in the best interest of each Portfolio's shareholders, and determined that the compensation to the Adviser provided for in the Advisory Agreement is fair and reasonable in light of the services to be performed.

Needham Funds

Supplemental Data (Continued)

The Advisory Agreement provides that it shall continue in effect from year to year with respect to each Portfolio after an initial two-year term as long as it is approved at least annually (i) by a vote of a majority of the outstanding voting securities of each Portfolio (as defined in the 1940 Act) or by a vote of a majority of the Directors of The Needham Funds, Inc., on behalf of each Portfolio, and (ii) a vote of a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if it is assigned within the meaning of the 1940 Act.

Federal Income Tax Information

During the fiscal year ended December 31, 2006, the Portfolios declared long-term realized gain distributions in the following amounts:

15% Capital Gains
NGF	$25,031,542
NAGF	1,536,150
NSCGF	3,853,526

For the fiscal year ended December 31, 2006, the following percentages of the total ordinary income distributions paid by the Portfolios qualify for the distributions received deduction available to corporate shareholders.

Distributions Received Deduction
NGF	94%
NAGF	2%

For the fiscal year ended December 31, 2006, distributions paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2006 Form 1099-DIV.

Qualified Dividend Income
NGF	95%
NAGF	2%

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445 Park Avenue
New York, New York 10022-2606

1-800-625-7071

Investment Adviser:
Needham Investment Management L.L.C.
445 Park Avenue
New York, NY 10022-2606

President

George A. Needham

Executive Vice President
  and Portfolio Manager

James K. Kloppenburg

Needham Growth Fund

Needham Aggressive Growth Fund

Needham Small Cap Growth Fund

Directors

George A. Needham

John W. Larson

James P. Poitras

F. Randall Smith

Distributor:

Needham & Company, LLC

445 Park Avenue

New York, NY 10022-2606

212-371-8300

Administrator, Shareholder Servicing
Agent and Transfer Agent:

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Custodian:

Custodial Trust Company

101 Carnegie Center

Princeton, NJ 08540

Counsel:

Fulbright & Jaworski L.L.P.

666 Fifth Avenue

New York, NY 10103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

1100 Huntington Center

41 South High Street

Columbus, OH 43215

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is F. Randall Smith, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2006	2005
Audit Fees	$119,000	$113,000
Audit-Related Fees	$0	$0
Tax Fees	$18,000	$17,000
All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and the principal accountant’s report thereon. Tax fees include amounts related to the preparation of tax returns, tax consultation, research and related items.

(e) (1)  To the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants are pre-approved by the registrant's Audit Committee subject to de minimis exceptions pursuant to the registrant’s Audit Committee Charter.

(e) (2)  No services included in paragraphs (b) – (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, were $28,770 and $17,000 for each of the last two fiscal years of the registrant, respectively.

(h)  Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Schedule of Investments is included as part f the report to shareholders filed under Item 1 of this Form.

Item 6.     Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)*	/s/ George A. Needham, President
George A. Needham, President (Principal Executive Officer)

Date	March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George A. Needham, President
George A. Needham, President (Principal Executive Officer)

Date	March 9, 2007

By (Signature and Title)*	/s/ Glen W. Albanese, Treasurer and Secretary
Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date	March 9, 2007

* Print the name and title of each signing officer under his or her signature.